Borrowings	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Borrowings

16	Borrowings

	2023 £’000	2022 £’000	2021 £’000
Current
Lease liabilities	169	161	146
Total	169	161	146
Non-current
Lease liabilities	295	463	620
Total	295	463	620

Book values approximate to fair value at 31 December 2023, 2022 and 2021.

Obligations under finance leases are secured by a fixed charge over the fixed assets to which they relate.

Government loans in Spain

During 2021 a euro denominated government and research loan of £103k was repaid. This amount translated at year end rate was £107k. The loan was repaid in February 2021 prior to the liquidation of MPE.